Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Financing
Schedule of appropriation of financial expenses

Description	Currency	Charges	Maturity	2022	2021
KFW Finnvera (ii)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	173,381	278,176
Scotia¹ (ii)	USD	1.2410–3.2300% p.a.	Dec 2023–Apr 2024	1,568,683	559,650
BNP Paribas (ii)	USD	2.8220% p.a.	Jan 2022	-	428,793
BNP Paribas (ii)	BRL	7.0907% p.a.	Jan 2024	515,265	515,166
Debêntures² (ii)	BRL	IPCA + 4.1682% p.a. (i)	June 2028	1,771,797	1,667,399
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	394,139	396,281
BNB³ (i)	BRL	IPCA + 1.2228%–1.4945%	Feb 2028	249,400	-
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug 2025	297,160	-
Total				4,969,825	3,845,465

Current				(1,264,967)	(538,450)
Non-current				3,704,858	3,307,015

¹	Rates on outstanding debts on 12/31/2022 with Scotia Bank are between 1.4748% and 3.2300% p.a.
²	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
³	BNB interest rates already include a 15% discount for payment.

Insurances

(i)	Certain receivables from TIM S.A.;

(ii)	Do not have a guarantee.

Schedule of credit facilities

					Remaining amount
Type	Currency	Date of opening	Term	Total value		Amount used up to December 31, 2022
BNDES (i)	TJLP	May 2018	N/A	1,090,000	778,595	311,405
BNDES (ii)	TJLP	May 2018	N/A	20,000	12,190	7,810
FINAME (iii)	IPCA	Mar 2019	N/A	390,000	-	390,000
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	503,351	249,128
Total R$:				2,252,479	1,294,136	958,343

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment.
(ii)	Investments in social projects within the community.
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil.

Schedule of nominal value of the loans

2024	1,282,496
2025	202,506
2026	698,866
2027	698,866
2028	659,624
2029	55,714
2030	55,714
2031	51,072
3,704,858

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value

2023	1,264,968
2024	1,282,496
2025	202,506
2026	698,866
2027	698,866
2028	659,624
2029	55,714
2030	55,714
2031	51,071
4,969,825

Schedule of nominal value of the loans

Nominal value

2023	1,264,968
2024	1,282,496
2025	202,506
2026	698,866
2027	698,866
2028	659,624
2029	55,714
2030	55,714
2031	51,071
4,969,825